Cover	May 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	001-39281
Entity Registrant Name	TMC the metals Co Inc.
Entity Central Index Key	0001798562
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1111 West Hastings Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2J3
City Area Code	888
Local Phone Number	458-3420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
T M C Common Shareswithoutparvalue [Member]
Title of 12(b) Security	TMC Common Shares without par value
Trading Symbol	TMC
Security Exchange Name	NASDAQ
Redeemablewarrantseachwholewarrant T M C Common Shareeachatanexercisepriceofdollar 1150pershare [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one TMC Common Share, each at an exercise price of $11.50 per share
Trading Symbol	TMCWW
Security Exchange Name	NASDAQ